Annual Total Returns- Vanguard Total Bond Market Index Fund (Investor) [BarChart] - Investor - Vanguard Total Bond Market Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.56%	4.05%	(2.26%)	5.76%	0.30%	2.50%	3.45%	(0.13%)	8.61%	7.61%